Employee retirement benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee retirement benefit
Contributions and accruals to employee retirement benefit plan	¥ 370,055	¥ 344,324	¥ 262,200